DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Description of Business

Description of Business

Opendoor Labs Inc. (the “Company”, “we”, “our”, and “Opendoor”) including its consolidated subsidiaries and certain variable interest entities (“VIEs”), is a leading digital platform for buying and selling homes. Opendoor streamlines the home selling and buying transaction and creates an end-to-end experience online. Since 2014, we have completed over 80,000 home transactions and currently operate in 21 markets in the United States. We are headquartered in San Francisco, California with operations in the United States and were incorporated in Delaware on December 30, 2013.

Description of Business

Opendoor Labs Inc. (the “Company”, “we”, “our”, and “Opendoor”) including its consolidated subsidiaries and certain variable interest entities (“VIEs”), is a leading digital platform for buying and selling your home. Opendoor streamlines the home selling and buying transaction and creates an end-to-end experience online. Since 2014, we have completed over 80,000 home transactions and currently operate in 21 markets in the United States. We are headquartered in San Francisco, California with operations in the United States and were incorporated in Delaware on December 30, 2013.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared pursuant to generally accepted accounting principles in the United States of America (“GAAP”) and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the interim periods presented.

The consolidated financial statements as of September 30, 2020 and for the nine months ended September 30, 2020 and 2019, respectively, are unaudited. The consolidated balance sheet as of December 31, 2019, included herein was derived from the audited consolidated financial statements as of that date, but does not include all of the information and notes to the financial statements to be considered complete financial statements under GAAP. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been or omitted pursuant to such rules and regulations. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes included in the consolidated audited financial statements as of and for the year ended December 31, 2019, included elsewhere in this filing.

The consolidated financial statements include the accounts of Opendoor, its wholly owned subsidiaries and VIEs where we are the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared pursuant to generally accepted accounting principles in the United States of America (“GAAP”). The consolidated financial statements as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017 include the accounts of Opendoor, its wholly owned subsidiaries and VIEs where we are the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ materially from such estimates. Significant estimates, assumptions and judgments made by management include, among others, the determination of the fair value of common stock, share-based awards, warrants, derivatives, convertible notes, mortgage loans held for sale pledged under agreements to repurchase (“MLHFS”), interest rate lock commitments (“IRLCs”), and inventory impairment (“real estate inventory valuation adjustment”). Management believes that the estimates and judgments upon which they rely are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, our consolidated financial statements will be affected. The COVID‑19 pandemic introduced significant additional uncertainties with respect to estimates, judgments and assumptions, which may materially impact these estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ materially from such estimates. Significant estimates, assumptions and judgments made by management include, among others, the determination of the fair value of common stock, share-based awards, warrants, derivatives, convertible notes, and the impairment loss (“real estate inventory valuation adjustment”). Management believes that the estimates and judgments upon which they rely are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, our financial statements will be affected.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

We operate in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, we believe that changes in any of the following areas could have a significant negative effect on us in terms of our future financial position, results of operations or cash flows: public health crises, like the COVID‑19 pandemic; rates of revenue growth; our ability to manage advertising inventory or pricing; engagement and usage of our products; effectiveness of our investment of resources to pursue strategies; competition in our market; the stability of the residential real estate market; impact of interest rate changes on demand and our costs; changes in technology, products, markets or services by us or our competitors; addition or loss of significant customers; our ability to maintain or establish relationships with listings and data providers; our ability to obtain or maintain licenses and permits to support our current and future businesses; actual or anticipated changes to our products and services; changes in government regulation affecting our business; outcomes of legal proceedings; natural disasters and catastrophic events; scaling and adaptation of existing technology and network infrastructure; management of our growth; our ability to attract and retain qualified employees and key personnel; our ability to successfully integrate and realize the benefits of our past or future strategic acquisitions or investments; protection of customers’ information and other privacy concerns; protection of our brand and intellectual property; and intellectual property infringement and other claims, among other things.

On March 11, 2020, the World Health Organization characterized the outbreak of a novel strain of coronavirus (COVID‑19) as a pandemic. Since that time, this outbreak has spread throughout the United States inclusive of the states in which we operate. In response to the developments of COVID‑19, we significantly reduced our acquisition of property inventory and paused making new offers to purchase homes from customers We relaunched offers to purchase homes in select markets in May and continued to relaunch other markets in the subsequent weeks and months. We resumed operations across all of our markets by the end of August 2020. We believe COVID‑19 will continue to have a negative impact with respect to volumes during the duration of the outbreak and we are monitoring its effects on us, our industry, and customer behavior. See Note 19 — Restructuring for further discussion.

Significant Risks and Uncertainties

We operate in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, we believe that changes in any of the following areas could have a significant negative effect on us in terms of our future financial position, results of operations or cash flows: rates of revenue growth; our ability to manage advertising inventory or pricing; engagement and usage of our products; effectiveness of our investment of resources to pursue strategies; competition in our market; the stability of the residential real estate market; impact of interest rate changes on demand and our costs; changes in technology, products, markets or services by us or our competitors; addition or loss of significant customers; our ability to maintain or establish relationships with listings and data providers; our ability to obtain or maintain licenses and permits to support our current and future businesses; actual or anticipated changes to our products and services; changes in government regulation affecting our business; outcomes of legal proceedings; natural disasters and catastrophic events; scaling and adaptation of existing technology and network infrastructure; management of our growth; our ability to attract and retain qualified employees and key personnel; our ability to successfully integrate and realize the benefits of our past or future strategic acquisitions or investments; protection of customers’ information and other privacy concerns; protection of our brand and intellectual property; and intellectual property infringement and other claims, among other things.

Concentration of Credit Risk

Concentrations of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of cash and cash equivalents, investments in marketable securities, and mortgage loans held for sale. We place cash and cash equivalents and investments with major financial institutions, which Management assesses to be of high credit quality, in order to limit exposure of our investments.

Similarly, our credit risk on mortgage loans held for sale is mitigated due to a large number of customers. Further, our credit risk on mortgage loans held for sale is mitigated by the fact that we typically sell mortgages on the secondary market within a relatively short period of time after which the Company’s exposure is limited to borrower defaults within the initial few months of the mortgage.

Concentrations of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of cash and cash equivalents, investments in marketable securities, and mortgage loans held for sale. We place cash and cash equivalents and investments with major financial institutions, which Management assesses to be of high credit quality, in order to limit exposure of our investments.

Similarly, our credit risk on mortgage loans held for sale is mitigated due to a large number of customers. Further, our credit risk on mortgage loans held for sale is mitigated by the fact that we typically sell mortgages on the secondary market within a relatively short period of time after which the Company’s exposure is limited to borrower defaults within the initial few months of the mortgage.

Reclassifications

Reclassifications

In Q2 2020, the Company changed its presentation of mortgage loans held for sale pledged under agreements to repurchase on the Consolidated Balance Sheets, as of December 31, 2019, by reclassifying the $2.1 million balance from Other current assets to Mortgage loans held for sale pledged under agreements to repurchase (“MLHFS”). These changes had no effect on previously reported total assets and total liabilities, net loss or to the classifications of cash flow activities. The Company has modified its disclosures, including comparative disclosures, for MLHFS and related mortgage activity.

Reclassifications

In 2019, we changed the presentation of warrant liabilities on the Consolidated Balance Sheets by reclassifying the $18.0 million balance as of December 31, 2018 from other liabilities to derivative and warrant liabilities. This reclassification had no effect on previously reported total assets and total liabilities, net loss or to the classifications of cash flow activities.

Segment Reporting

Segment Reporting

For the years ended December 31, 2019, 2018, and 2017, we were managed as a single operating segment on a consolidated basis. Furthermore, we determined that the Co-Founder and Chief Executive Officer is the Chief Operating Decision Maker (“CODM”) as he is responsible for making decisions regarding the allocation of resources and assessing performance, as well as for strategic operational decisions and managing the organization at a consolidated level.

Mortgage Loans Held for Sale Pledged under Agreements to Repurchase

Mortgage Loans Held for Sale Pledged under Agreements to Repurchase

MLHFS pledged under agreements to repurchase include residential mortgages originated for sale in the secondary markets on a best effort basis. We have elected the fair value option for all MLHFS (see Note 8 — Fair Value Disclosures). This option allows for the Company to better offset changes in the fair value of MLHFS with derivatives used to economically hedge them when the Company moves away from selling on a best effort basis, without applying hedge accounting. MLHFS are recorded at fair value based on sales commitments. MLHFS are transferred from the Company to the counterparty pursuant to a master repurchase agreement, which is treated as a secured borrowing; this treatment requires that the assets transferred remain on the Company’s balance sheet and measured as if the transfer did not take place.

Gains and losses on MLHFS, including the change in fair value associated with MLHFS, are recorded in Other revenue, net of direct loan origination costs and fees. Interest income on MLHFS is calculated based upon the note rate of the loan and recorded in Interest income.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes demand deposits with financial institutions and cash items in transit. Cash equivalents include only investments with initial maturities of three months or less that are highly liquid and readily convertible to known amounts of cash. We maintain portions of our cash in bank deposit accounts, which, at times, may exceed federally insured limits. Management believes that we are not exposed to any significant credit risk related to cash deposits.

Restricted Cash

Restricted Cash

Restricted cash consists primarily of funds held in operating, collection, disbursement and reserve accounts related to our credit facilities and entities established for such credit facilities. The restricted cash balance related to our credit facilities are constrained by contract to purchasing real estate inventory and certain related activities. In addition, we are required to maintain letters of credit and a time deposit account for certain of our office leases. See Note 7 — Credit Facilities and Long-Term Debt for further discussion.

Marketable Securities

Marketable Securities

Our investments in marketable securities consist of debt securities classified as available-for-sale and measured at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in shareholders’ equity and realized gains and losses included in earnings. None of our investments in marketable securities were impaired for the years ended December 31, 2019, 2018 and 2017. See Note 4 — Cash, Cash Equivalents, and Marketable Securities for further discussion.

Real Estate Inventory

Real Estate Inventory

Real estate inventory is carried at the lower of cost or net realizable value. Real estate inventory cost includes but is not limited to the property purchase price, acquisition costs and direct costs to renovate or repair the home, less real estate inventory valuation adjustments, if any. Work-in-progress inventory includes homes undergoing updates and finished goods inventory includes homes ready for resale. Real estate inventory is reviewed for impairment at least quarterly and as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying amount or basis is not expected to be recovered, a real estate inventory valuation adjustment is recorded to cost of revenue and the related assets are adjusted to their net realizable value.

Derivative Instruments

Derivative Instruments

Our derivative instruments are comprised of interest rate caps, IRLCs, and embedded conversion options related to the convertible notes. Our derivative instruments are freestanding in nature and some are utilized as economic hedges. These derivative instruments are recorded at fair value with changes recognized as a gain or loss to operations. See Note 5 — Derivative Instruments for further discussion.

Derivative Instruments

Our derivative instruments are comprised of interest rate caps and embedded conversion options related to the convertible notes. Our derivative instruments are freestanding in nature and some are utilized as economic hedges. These derivative instruments are recorded at fair value with changes recognized as a gain or loss to operations. See Note 5 — Derivative Instruments for further discussion.

Escrow Receivable

Escrow Receivable

Escrow receivable consists of proceeds from home resale held in escrow prior to such proceeds being remitted to us. We review the need for an allowance for doubtful accounts quarterly based on historical collections experience, among other factors. At December 31, 2019 and 2018, we did not have any material write-offs and did not record an allowance for doubtful accounts.

No customers accounted for 10% or more of our Escrow Receivable as of December 31, 2019 or 2018, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Property and equipment are capitalized and depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives of assets. Maintenance and repair costs are charged to expense as incurred. The estimated useful lives of our property and equipment are as follows:

Internally developed software	2 years
Software implementation costs	Lesser of 3 years or contract term
Computers	2 years
Security systems	1 year
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term
Office equipment	3 years

Leases

Leases

We determine if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

For leases for which we are the lessee, we recognize right-of-use assets and lease liabilities for all leases other than those with a term of 12 months or less as the Company has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are classified and recognized at the commencement date of a lease. Lease liabilities are measured based on the present value of fixed lease payments over the lease term. Right-of-use assets consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company. Lease payments may vary because of changes in facts or circumstances occurring after the commencement, including changes in inflation indices. Variable lease payments are excluded from the measurement of right-of-use assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred.

As the rates implicit on our leases for which we are the lessee are not readily determinable, we use our incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. When determining the incremental borrowing rate, we assess multiple variables such as lease term, collateral, economic conditions, and creditworthiness.

For operating leases, we recognize straight-line rent expense. For finance leases, we recognize interest expense associated with the lease liability and amortization expense associated with the right-of-use asset. For right-of-use assets held under finance leases and leasehold improvements, the estimated useful lives are limited to the shorter of the useful life of the asset or the term of the lease.

Our lease arrangements may include options to extend or early terminate a lease, which we do not include in expected lease terms unless they are reasonably certain to be exercised. The Company has lease arrangements with lease and non-lease components. As a lessee, the Company has elected to apply the practical expedient to combine lease and related non-lease components, for all classes of underlying assets, and shall account for the combined component as a lease component.

Occasionally, as a lessor, the Company enters into contracts accounted for as leases. As a lessor, the Company elected to apply the practical expedient to combine lease and non-lease components for all classes of underlying assets.

Internally Developed Software

Internally Developed Software

For software we developed for internal use, the costs incurred in the preliminary stages of development are expensed as incurred. Once an application reaches the development stage, we capitalize direct costs incurred (including internal and external) to property and equipment. Maintenance and on-going operating costs of developed applications are expensed as incurred. Amortization expense is recognized on a straight-line basis into technology and development expense.

Goodwill

Goodwill

Goodwill represents the difference between the purchase price and the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. We have a single reporting unit and we review goodwill for impairment annually on the first day of third quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment.

Intangible Assets

Intangible Assets

We recorded intangible assets with finite lives, including developed technology, customer relationships, trademarks, and non-competition agreements, as a result of acquisitions as well as internal development. Intangible assets are amortized based on their estimated economic lives, ranging from 2 to 5 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and definite-lived intangible assets, among other long-term assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, we first compare undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent the carrying amount of the underlying asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2019, 2018, and 2017.

Revenue Recognition

Revenue Recognition

We generate revenue through home sales, along with other revenue from real estate services. Other revenue represents an insignificant portion of our total revenue.

We recognize revenue when we satisfy our performance obligations by transferring control of promised goods or services to our customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services.

Home sales revenue consists of selling residential real estate to customers. Revenue is recognized when title to and possession of the property has transferred to the customer and we have no continuing involvement with the property, which is generally upon close of escrow. The amount of revenue recognized for each home sale is equal to the sale price of the home net of any concessions. The Company generally provides a 90-  day guarantee on home sales, subject to terms and conditions. Returns on home sales have been limited in our experience and we do not estimate for returns in recognizing revenue.

Other revenue consists primarily of title insurance facilitation revenue, closing and escrow services, real estate broker commissions, and gain (loss) on sale of mortgage loans. These real estate services are provided in conjunction with home sales, and revenue is recognized consistent with home sales revenue, generally upon close of escrow.

Revenue Recognition

We generate revenue through home sales, along with other revenue from real estate services. Other revenue represents an insignificant portion of our total revenue.

We recognize revenue when we satisfy our performance obligations by transferring control of promised goods or services to our customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services.

Home sales revenue consists of selling residential real estate to customers. Revenue is recognized when title to and possession of the property has transferred to the customer and we have no continuing involvement with the property, which is generally upon close of escrow. The amount of revenue recognized for each home sale is equal to the sale price of the home net of any concessions. The Company generally provides a 90‑day guarantee on home sales, subject to terms and conditions. Returns on home sales have been limited in our experience and we do not estimate for returns in recognizing revenue.

Other revenue consists primarily of title insurance facilitation revenue, closing and escrow services, real estate broker commissions, and gain (loss) on sale of mortgage loans. These real estate services are provided in conjunction with home sales, and revenue is recognized consistent with home sales revenue, generally upon close of escrow.

No customers generated 10% or more of our total revenue in the years ended December 31, 2019, 2018 or 2017.

Cost of Revenue

Cost of Revenue

Cost of revenue includes the property purchase price, acquisition costs, direct costs to renovate or repair the home and real estate inventory valuation adjustments, if any. These costs are accumulated in real estate inventory during the property holding period and charged to cost of revenue under the specific identification method when the property is sold. Additionally, for our revenues other than home sales revenue, cost of revenue consists of any costs incurred in delivering the service including associated headcount expenses such as salaries, benefits, and stock-based compensation.

Sales, Marketing and Operations Expense

Sales, Marketing and Operations Expense

Sales, marketing and operations expense consists primarily of resale broker commissions, resale closing costs, holding costs related to real estate inventory including utilities, property taxes and maintenance, and expenses associated with product marketing, promotions and brand-building. Sales, marketing and operations expense includes any headcount expenses in support of sales, marketing, and real estate inventory operations such as salaries, benefits, and stock-based compensation. These costs are expensed as incurred.

Technology and Development

Technology and Development

Technology and development expense consists primarily of amortization expense of capitalized software development costs in addition to headcount expenses, including salaries, benefits, and stock-based compensation for employees in the design, development, testing, maintenance and operation of our mobile applications, websites, tools and other applications that support our products.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation awards consist of stock options, restricted stock units (“RSUs”), and restricted common shares (“Restricted Shares”).

We use the Black-Scholes-Merton option-pricing model to determine the fair value as of the grant date for option awards. We recognize compensation expense for all option awards on a straight-line basis over the requisite service period of the awards, which is generally the option’s vesting period. These amounts are reduced by forfeitures as the forfeitures occur.

We determine the fair value of RSUs based on the valuation of our common stock as of the grant date. As our RSU awards typically have a performance condition, based on a liquidity event, as defined by the share agreement, as well as a service condition to vest, no compensation expense is recognized until the liquidity event has occurred. Subsequent to the occurrence of a liquidity event, compensation expense is recognized to the extent the requisite service period has been completed and compensation expense thereafter is recognized on a straight-line basis over the remaining requisite service period of the awards.

The fair value of the Restricted Shares is equal to the estimated fair value of our common stock on the grant date. We recognize compensation expense for the shares on a straight-line basis over the requisite service period of the awards. The fair value of these shares will be recognized into Common Stock and additional paid-in-capital as the shares vest.

Income Taxes

Income Taxes

We record income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the financial statement and income tax basis of existing assets and liabilities. These differences are measured using the enacted statutory tax rates that are expected to apply to taxable income for the years in which differences are expected to reverse. We recognize the effect on deferred income taxes of a change in tax rates in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions on the basis of a two-step process whereby: (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

We are a variable interest holder in certain entities in which equity investors at risk do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties; these entities are VIEs. Our variable interest arises from contractual, ownership or other monetary interest in the entity, which fluctuates based on the VIE’s economic performance. We consolidate a VIE if it is the primary beneficiary. We are the primary beneficiary if it has a controlling financial interest, which includes both the power to direct the activities that most significantly impact the economic performance of the VIE and a variable interest that potentially could be significant to the VIE. To determine whether a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis.

Recent Accounting Pronouncements

Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In September 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. The FASB also issued subsequent amendments to the initial guidance, ASU 2019‑04, ASU 2019‑05, ASU 2019‑11, and ASU 2020‑03 (collectively, “Topic 326”). The effective date and transition methodology for the amendments in Topic 326 are the same as in ASU 2016‑13. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 requires that credit losses be presented as an allowance rather than as a write-down. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. We adopted this ASU as of January 1, 2020 and the adoption of this ASU did not have a material impact to our consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑15 Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350‑40). ASU 2018‑15 amends a customer’s accounting for implementation costs incurred in hosting arrangements. The guidance aligns the requirements for capitalizing implementation costs incurred in cloud computing arrangements with the requirements for capitalizing costs to develop or obtain internal-use software. This ASU is effective for annual reporting periods beginning after December 15, 2019 and early adoption is permitted. The Company adopted this ASU as of January 1, 2020 and the adoption of this ASU did not have a material impact to our consolidated financial statements under the prospective transition method.

Recently Issued Accounting Standards Not Yet Adopted

In December 2019, the FASB issued ASU 2019‑12, Simplifying the Accounting for Income Taxes (Topic 740). ASU 2019‑12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect that the new guidance will have on its consolidated financial statements and disclosures

In March 2020, the FASB issued ASU 2020‑04 which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference the London Inter- Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. This guidance is optional for a limited period of time to ease the potential burden in accounting for, or recognizing the effects of, reference rate reform on financial reporting. This guidance is effective from March 12, 2020 through December 31, 2022. Entities may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. We may elect to take advantage of this optional guidance in its transition away from LIBOR within certain debt contracts. While the goal of the reference rate reform transition is for it to be economically neutral to entities, we have not yet adopted this standard nor have we determined the impact the adoption of this guidance will have on our financial position, results of operations or cash flows.

Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) (“ASU 2016‑02”), and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients entities can elect upon adoption. ASC 842 introduces new requirements to increase transparency and comparability among organizations for leasing transactions for both lessees and lessors. The principle of ASC 842 is that a lessee will recognize assets and liabilities that arise from leases. Lessees need to recognize a right-of-use asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability is equal to the present value of lease payments, and the right-of-use asset is equal to the lease liability, adjusted for other factors. For income statement purposes, ASC 842 requires leases to be classified as either operating or finance. Operating leases result in a straight-line expense pattern while finance leases result in a front-loaded expense pattern. Lessor accounting remains largely unchanged, other than certain targeted improvements intended to align lessor accounting with the lessee accounting model and with the updated revenue recognition guidance.

We adopted ASC 842 effective January 1, 2019 using the modified retrospective approach and elected to apply the new guidance at the adoption date without adjusting comparative periods presented. Comparative information has not been restated and will continue to be reported under accounting standards in effect for those periods. In adopting the new guidance, we elected to apply the package of transition practical expedients, which allows us not to reassess (1) whether any expired or existing contracts contain leases under the new definition of a lease; (2) lease classification for any expired or existing leases; and (3) whether previously capitalized initial direct costs would qualify for capitalization under ASC 842. In transition, we did not elect to apply the hindsight practical expedient, which permits entities to use hindsight in determining the lease term and assessing impairment of right-of-use assets.

Based on our lease portfolio as of January 1, 2019, we recorded on our consolidated balance sheet right of use assets of $14.7 million as well as operating lease liabilities of $15 million, and we removed existing prepaid and deferred rent balances of $0.6 million and $0.9 million, respectively. Adoption of the standard did not have a material impact on our consolidated statements of operations and cash flows.

Recently Issued Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. The FASB also issued subsequent amendments to the initial guidance, ASU 2019‑04, ASU 2019‑05, ASU 2019‑11, and ASU 2020‑03 (collectively, “Topic 326”). The effective date and transition methodology for the amendments in Topic 326 are the same as in ASU 2016‑13. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 requires that credit losses be presented as an allowance rather than as a write-down. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years for public business entities that are SEC filers. We do not believe the adoption of this ASU will have a significant impact to our consolidated financial statements given the nature of our business and the composition of our marketable securities.

In August 2018, the FASB issued ASU 2018‑15 Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350‑40). ASU 2018‑15 amends a customer’s accounting for implementation costs incurred in hosting arrangements. The guidance aligns the requirements for capitalizing implementation costs incurred in cloud computing arrangements with the requirements for capitalizing costs to develop or obtain internal-use software. This ASU is effective for annual reporting periods beginning after December 15, 2019 and early adoption is permitted. The Company does not expect a material impact from the adoption of this ASU with respect our consolidated financial statements as the Company expects to apply the prospective transition method.

In December 2019, the FASB issued ASU 2019‑12, Simplifying the Accounting Income Taxes (Topic 740). ASU 2019‑12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect that the new guidance will have on its consolidated financial statements and disclosures.